UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:   06/30/08
                                                       ---------

Check here if Amendment [   ];
     This Amendment (Check only one):     [   ] is a restatement.
                                          [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Independence Trust Company
Address:       P.O. Box 682188
               Franklin, TN 37068-2188

Form 13F File Number:     28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcia E. Williams
Title:         President and CEO
Phone:         (615) 591-0044

Signature, Place, and Date of Signing:

  /s/ Marcia E. Williams       Franklin, TN       07/21/08
-------------------------     --------------     ---------
      [Signature]             [City, State]        [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number
28-___________________     Name
[Repeat as necessary.]     _____________________________________________

                             FORM 13F SUMMARY PAGE

Report  Summary:
Number  of  Other  Included  Managers:                    0
                                               ------------
Form  13F  Information  Table  Entry  Total              89
                                               ------------
Form  13F  Information  Table  Value  Total:        $55,003
                                               ------------
                                       (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number      Name

________   28-____________________   ___________________________________________
           [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGCO CORP                                       001084102      464    8860 SH       SOLE               8860      0    0
AT&T INC                                        00206R102      608   18053 SH       SOLE              18053      0    0
AFFILIATED MANAGERS GROUP                       008252108      350    3890 SH       SOLE               3890      0    0
ALLIANCE RESOURCE LP                            01877R108      365    6550 SH       SOLE               6550      0    0
ARCH CHEMICALS INC                              03937R102      418   12610 SH       SOLE              12610      0    0
BP PLC ADR                                      055622104      518    7443 SH       SOLE               7443      0    0
CARAUSTAR INDUSTRIES INC.                       140909102      130   44585 SH       SOLE              44585      0    0
CASCADE CORP                                    147195101      481   11375 SH       SOLE              11375      0    0
CISCO SYSTEMS INC                               17275R102      201    8644 SH       SOLE               8644      0    0
COCA COLA CO                                    191216100      579   11133 SH       SOLE              11133      0    0
COLGATE PALMOLIVE COMPANY                       194162103      394    5708 SH       SOLE               5708      0    0
COLONIAL BANCGROUP INC                          195493309      187   42350 SH       SOLE              42350      0    0
COLUMBIA SPORTSWEAR                             198516106      362    9860 SH       SOLE               9860      0    0
COMPASS MINERALS                                20451N101      205    2540 SH       SOLE               2540      0    0
CONOCOPHILLIPS                                  20825C104      289    3058 SH       SOLE               3058      0    0
COSTCO WHSL CORP                                22160K105      213    3034 SH       SOLE               3034      0    0
CUSHING MLP TOTAL RETURN FUND                   231631102     6639  389629 SH       SOLE             389629      0    0
DARLING INTERNATIONAL INC                       237266101      218   13195 SH       SOLE              13195      0    0
E I DUPONT DE NEMOURS & CO                      263534109      221    5161 SH       SOLE               5161      0    0
DUKE ENERGY CORP                                26441C105      642   36973 SH       SOLE              36973      0    0
EL PASO PIPELINE PARTNERS LP                    283702108      338   16360 SH       SOLE              16360      0    0
ENBRIDGE ENERGY PART LP                         29250R106      315    6270 SH       SOLE               6270      0    0
ENERGY TRANSFER PARTNERS LP                     29273R109      268    6175 SH       SOLE               6175      0    0
ENTERPRISE PRODUCT PARTNERS LP                  293792107      527   17835 SH       SOLE              17835      0    0
EXXON MOBIL CORP                                30231G102     1166   13231 SH       SOLE              13231      0    0
FELCOR LODGING PFD CONV SER A                   31430F200      206   10800 SH       SOLE              10800      0    0
GENERAL ELECTRIC CO                             369604103      875   32792 SH       SOLE              32792      0    0
GILEAD SCIENCES INC                             375558103      330    6232 SH       SOLE               6232      0    0
GRAY TELEVISION INC                             389375106      136   47435 SH       SOLE              47435      0    0
HALLIBURTON COMPANY                             406216101      222    4192 SH       SOLE               4192      0    0
HJ HEINZ CO                                     423074103      375    7830 SH       SOLE               7830      0    0
HONEYWELL INTL INC                              438516106      454    9029 SH       SOLE               9029      0    0
INTEL CORPORATION                               458140100      653   30396 SH       SOLE              30396      0    0
INTERNATIONAL BUSINESS                          459200101      601    5074 SH       SOLE               5074      0    0
MACHINES
ISHARES MSCI JAPAN INDEX FD                     464286848      257   20575 SH       SOLE              20575      0    0
ISHARES LEHMAN AGG BOND FD                      464287226      552    5500 SH       SOLE               5500      0    0
ISHARES MSCI EMERGING MARKET                    464287234     1998   14720 SH       SOLE              14640      0   80
INDEX
ISHARES S&P GLBL TECH SECTOR                    464287291      391    6825 SH       SOLE               6825      0    0
MSCI EAFE INDEX FUND-ISHARES                    464287465      892   12984 SH       SOLE              12910      0   74
ISHARES TR S&P MIDCAP 400                       464287507      999   12250 SH       SOLE              12250      0    0
ISHARES RUSSEL 2000 SMALL CAP                   464287655      302    4370 SH       SOLE               4370      0    0
ISHARES RUSSELL 3000 VALUE                      464287663      298    3329 SH       SOLE               3273      0   56
J ALEXANDER CORP                                466096104     1520  217168 SH       SOLE                  0 217168    0
JP MORGAN CHASE & CO                            46625H100      526   15349 SH       SOLE              15349      0    0
JAMES RIVER COAL COMPANY                        470355207      560    9545 SH       SOLE               9545      0    0
JOHNSON & JOHNSON                               478160104      878   13648 SH       SOLE              13648      0    0
KINDER MORGAN MANAGEMENT LLC                    49455U100      316    5862 SH       SOLE               5862      0    0
KOPPERS HOLDING INC                             50060P106      338    8080 SH       SOLE               8080      0    0
MAGELLAN MIDSTREAM PARTNERS                     559080106      339    9525 SH       SOLE               9525      0    0
MICROSOFT CORPORATION                           594918104      473   17189 SH       SOLE              17189      0    0
NEWPORT CORP                                    651824104      391   34335 SH       SOLE              34335      0    0
NORDSON CORP                                    655663102      255    3505 SH       SOLE               3505      0    0
NORFOLK SOUTHERN CORP                           655844108      267    4260 SH       SOLE               4260      0    0
OGE ENERGY CORP                                 670837103      360   11355 SH       SOLE              11355      0    0
PEABODY ENERGY CORP                             704549104      384    4365 SH       SOLE               4365      0    0
PEPSICO INC                                     713448108      334    5260 SH       SOLE               5260      0    0
PETROLEO BRASILEIRO ADR                         71654V408      326    4600 SH       SOLE               4600      0    0
PETROQUEST ENERGY INC                           716748108      470   17480 SH       SOLE              17480      0    0
PFIZER INC                                      717081103      390   22311 SH       SOLE              22311      0    0
PHILIP MORRIS INTERNATIONAL                     718172109      206    4177 SH       SOLE               4177      0    0
INC
PLAINS ALL AMER PIPELINE LP                     726503105      360    7984 SH       SOLE               7984      0    0
PLUM CREEK TIMBER CO REIT                       729251108      252    5910 SH       SOLE               5910      0    0
POLARIS INDUSTRIES                              731068102      572   14155 SH       SOLE              14155      0    0
POWERSHARES DB AGRICULTURE                      73936B408      284    6985 SH       SOLE               6985      0    0
PRAXAIR INC                                     74005P104      233    2470 SH       SOLE               2470      0    0
PROCTOR & GAMBLE CO                             742718109      346    5694 SH       SOLE               5694      0    0
PUBLIC STORAGE INC COM SER A                    74460D729      369   14200 SH       SOLE              14200      0    0
QUALCOMM INC                                    747525103      391    8820 SH       SOLE               8720      0  100
REGIONS FINANCIAL CORP                          7591EP100      313   28672 SH       SOLE              28672      0    0
S&P 500 DEPOSITORY RECEIPTS                     78462F103     1336   10436 SH       SOLE              10356      0   80
SPDR GOLD TRUST                                 78463V107      398    4355 SH       SOLE               4355      0    0
SCHLUMBERGER LIMITED                            806857108      416    3869 SH       SOLE               3869      0    0
SEMGROUP ENERGY PARTNERS LP                     81662W108      223    8805 SH       SOLE               8805      0    0
SHERWIN WILLIAMS CO                             824348106      286    6238 SH       SOLE               6238      0    0
SILICONWARE PRECISION ADR                       827084864      111   15220 SH       SOLE              15220      0    0
SMITHFIELD FOODS INC                            832248108      338   17010 SH       SOLE              17010      0    0
SPECTRA ENERGY PARTNERS LP                      84756N109      230    9985 SH       SOLE               9985      0    0
SYSCO CORP                                      871829107      639   23245 SH       SOLE              23245      0    0
TEPPCO PARTNERS LP                              872384102      240    7245 SH       SOLE               7245      0    0
TAIWAN SEMICONDUCTOR ADR                        874039100      131   12028 SH       SOLE              12028      0    0
TORTOISE ENERGY INFRASTRUCTURE                  89147L100     4771  175661 SH       SOLE             175661      0    0
TORTOISE ENERGY CAPITAL CORP                    89147U100     5882  232963 SH       SOLE             232963      0    0
TRACTOR SUPPLY COMPANY                          892356106      429   14765 SH       SOLE              14765      0    0
TRINITY INDUSTRIES                              896522109      472   13618 SH       SOLE              13618      0    0
US BANCORP                                      902973304      390   13983 SH       SOLE              13983      0    0
URS CORP                                        903236107      511   12165 SH       SOLE              12165      0    0
USEC INC                                        90333E108      304   50030 SH       SOLE              50030      0    0
WASHINGTON FEDERAL INC                          938824109      399   22048 SH       SOLE              22048      0    0
WELLS FARGO & CO                                949746101      405   17040 SH       SOLE              17040      0    0